Long-term debt - Amortised cost summary (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Long-term debt
Unamortised loan costs	R (342)	R (392)
Total long-term debt	92,374	102,645	R 117,031
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	R 92,716	R 103,037